Balance Sheet Components - Inventory, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Components
Raw materials	$ 6,876	$ 12,374
Work-in-process	4,347	1,748
Finished goods	6,909	5,629
Total inventories	18,132	19,751
Less inventories not deemed to be current, included in other assets		4,764
Inventories, included in current assets	$ 18,132	$ 14,987